Condensed Consolidated Statement of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
NET REVENUE	$ 3,000,000				$ 11,546,971
COST OF REVENUE	(425,000)				(125,000)
OPERATING EXPENSES
General and administrative expenses	(2,256,361)	$ (2,807,871)	$ (10,513,707)	$ (8,758,710)	(6,956,345)
Research and development expenses	(4,449,532)	(5,622,802)	(31,834,364)	(30,381,016)	(13,165,286)
LOSS FROM OPERATIONS	(4,130,893)	(8,430,673)	(42,348,071)	(39,139,726)	(8,699,660)
NON-OPERATING INCOME AND EXPENSES
Interest income	69,024	61,546	268,330	363,137	47,223
Other income			187,244
Other gains and losses	(79,555)	(262,426)	213,243	(698,691)	127,472
Finance costs	(199,700)	(112,275)	(491,904)	(416,698)	(524,138)
Total non-operating income and expenses	(210,231)	(313,155)	176,913	(752,252)	(349,443)
LOSS BEFORE INCOME TAX	(4,341,124)	(8,743,828)	(42,171,158)	(39,891,978)	(9,049,103)
INCOME TAX EXPENSE	(2,918)		(14,439)
NET LOSS FOR THE PERIOD	(4,344,042)	(8,743,828)	(42,185,597)	(39,891,978)	(9,049,103)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (4,344,042)	$ (8,743,828)	$ (42,185,597)	$ (39,891,978)	$ (9,049,103)
LOSS PER SHARE
Basic and diluted	$ (0.03)	$ (0.07)	$ (0.28)	$ (0.32)	$ (0.09)